Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (unaudited)

13. Quarterly Financial Data (unaudited):

	First Quarter	Second Quarter	Third Quarter		Fourth Quarter
2010
Revenue	$1,080	$1,122	$1,079		$1,209
Gross profit(1)	575	635	605		738
Income (loss) before income taxes	(110)	(43)	(287	)(2)	(42)
Income (loss) from continuing operations	(67)	(33)	(261	)(2)	(53)
Income (loss) from discontinued operations	13	12	(117	)(3)	(64	)(4)
Net income (loss)	(54)	(21)	(378	)(2)(3)	(117	)(4)
2011
Revenue	$1,086	$1,133	$1,110		$1,170
Gross profit(1)	593	657	633		725
Income (loss) before income taxes	(89)	(51)	(68)		17	(6)
Income (loss) from continuing operations	(78)	(31)	(41)		77	(6)
Income (loss) from discontinued operations	55	(42)	(106	)(5)	17
Net income (loss)	(23)	(73)	(147	)(5)	94	(6)

(1)	Gross profit equals revenue less cost of sales and direct operating expenses.

(2)	Includes a pre-tax goodwill impairment charge of $205 million.

(3)	Includes a pre-tax goodwill impairment charge of $123 million.

(4)	Includes a pre-tax loss on sale of the discontinued operation of $94 million.

(5)	Includes a $133 million deferred income tax expense related to the book-over-tax basis difference of a HE subsidiary that was classified as discontinued operations.

(6)	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).